RULE 497(j) TRANSMITTAL LETTER
------------------------------

                                                  Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  November 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam International Growth Fund (Reg. No. 33-37214) (811-6190) (the
    "Fund")
    Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective
Amendment No. 10 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 26, 2000.

     Comments or questions concerning this certificate may be directed to Gregory Pickard at 1-800-225-2465, ext. 17122.

                                          Very truly yours,

                                          Putnam International Growth Fund

                                          /s/ Gordon H. Silver
                                      By: ----------------------------
                                          Gordon H. Silver
                                          Vice President


cc: David L. Coombs, Esq.